Regulatory Capital Requirements (Tables)	12 Months Ended
Mar. 31, 2024
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
Risk-adjusted Capital Amounts and Ratios
The risk-adjusted capital amounts and ratios, and leverage ratios, of MUFG, MUFG Bank and Mitsubishi UFJ Trust and Banking presented in the following table are based on amounts calculated in accordance with Japanese GAAP as required by the FSA.

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Consolidated:
At March 31, 2023:
Total capital (to risk-weighted assets):
MUFG(1)	¥17,166,109	13.91%	¥14,852,953	12.04%
BK	14,207,818	12.58	9,029,639	8.00
TB	2,041,563	20.67	790,026	8.00
Tier 1 capital (to risk-weighted assets):
MUFG(1)	14,863,717	12.04	12,385,685	10.04
BK	12,469,254	11.04	6,772,229	6.00
TB	1,770,924	17.93	592,519	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
MUFG(1)	13,280,842	10.76	10,535,234	8.54
BK	11,172,146	9.89	5,079,172	4.50
TB	1,620,889	16.41	444,389	4.50
Leverage ratio:
MUFG(2)	14,863,717	4.70	11,851,297	3.75
BK	12,469,254	4.75	7,867,085	3.00
TB	1,770,924	7.29	728,488	3.00

At March 31, 2024:
Total capital (to risk-weighted assets):
MUFG(1)	¥19,817,830	17.82%	¥13,517,077	12.16%
BK	15,915,058	18.11	7,026,643	8.00
TB	2,121,699	20.42	830,995	8.00
Tier 1 capital (to risk-weighted assets):
MUFG(1)	17,479,730	15.72	11,293,874	10.16
BK	14,153,613	16.11	5,269,982	6.00
TB	1,852,135	17.83	623,247	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
MUFG(1)	15,041,314	13.53	9,626,471	8.66
BK	12,126,413	13.80	3,952,486	4.50
TB	1,616,473	15.56	467,435	4.50
Leverage ratio:
MUFG(2)	17,479,730	5.19	12,615,964	3.75
BK	14,153,613	5.23	8,104,067	3.00
TB	1,852,135	6.34	876,017	3.00

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Stand-alone:
At March 31, 2023:
Total capital (to risk-weighted assets):
BK	¥11,115,302	10.71%	¥8,295,019	8.00%
TB	2,131,007	19.60	869,700	8.00
Tier 1 capital (to risk-weighted assets):
BK	9,644,128	9.30	6,221,264	6.00
TB	1,861,150	17.11	652,275	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
BK	8,410,290	8.11	4,665,948	4.50
TB	1,711,650	15.74	489,206	4.50
Leverage ratio:
BK	9,644,128	4.02	7,183,295	3.00
TB	1,861,150	8.15	684,297	3.00
At March 31, 2024:
Total capital (to risk-weighted assets):
BK	¥12,279,192	16.29%	¥6,029,065	8.00%
TB	2,209,640	19.03	928,478	8.00
Tier 1 capital (to risk-weighted assets):
BK	10,839,039	14.38	4,521,799	6.00
TB	1,941,116	16.72	696,359	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
BK	8,872,411	11.77	3,391,349	4.50
TB	1,707,616	14.71	522,269	4.50
Leverage ratio:
BK	10,839,039	4.50	7,221,205	3.00
TB	1,941,116	7.09	821,320	3.00

Notes:
(1)Effective March 31, 2016, the FSA’s capital conservation buffer, countercyclical buffer and G-SIB surcharge requirements became applicable to Japanese banking institutions with international operations conducted through foreign offices. As a result, in addition to the 4.50% minimum Common Equity Tier 1 capital ratio, MUFG is required to maintain a capital conservation buffer of 2.5% and a G-SIB surcharge of 1.5% as of March 31, 2023 and 2024, and the countercyclical buffer of 0.04% and 0.16% as of March 31, 2023 and 2024, respectively.
(2)Effective March 31, 2023, the G-SIB leverage ratio buffer requirement became applicable to Japanese banking institutions with international operations conducted through foreign offices. As a result, in addition to the 3.0% minimum leverage ratio, MUFG is required to maintain a G-SIB leverage ratio buffer of 0.75% as of March 31, 2023 and 2024.